Income tax benefit	12 Months Ended
Jun. 30, 2023
Income tax benefit
Income tax benefit

6.Income tax benefit

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars)
Current tax expense	$—	$—
Deferred tax expense
Decrease/(increase) in deferred tax assets	176	(91)
(Decrease)/increase in deferred tax liabilities	(554)	(527)
	(378)	(618)
Income tax (expense) / benefit	$378	$618

Reconciliation of income tax benefit

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars)
Loss before income tax:	$(15,595)	$(6,811)
Income tax benefit calculated at 25%	(3,899)	(1,703)
Add: Non-deductible expenses	1,401	60
Add: Tax losses not recognised	1,907	781
Add: Accounting expenditure subject to R&D	374	432
Less: R&D tax recovery	(163)	(188)
Income tax benefit	$(378)	$(618)

As per Note 4 — Grant revenue, Vast is entitled to R&D offsets for qualifying R&D expenditure. These offsets are recorded as income rather than a credit to tax expense, and relevant adjustments have been shown in the reconciliation above as a result.

The standard rate of corporations’ tax applied to taxable profit is 25% for the years ended June 30, 2023 and 2022.

Tax losses

Vast has unused tax losses of $12.55 million for which no deferred tax asset has been recognised, with potential future tax benefits of $3.14 million. Deferred tax assets have not been recognised for the unused tax losses as they are not likely to generate taxable income in the foreseeable future. They can be carried forward indefinitely subject to eligibility conditions.

During the year ended June 30, 2023, as part of the BCA, Vast entered into a Noteholder Support and Loan Termination Agreement whereby each of the convertible promissory notes held by AgCentral Energy will be discharged and terminated in exchange for Vast shares, as repayment of all the principal outstanding and accrued interest immediately prior to the de-SPAC process.

Current & deferred tax liabilities/assets

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars)
Current tax assets
R&D tax incentive receivable	$638	$714
	638	714
Deferred tax assets	419	618
Deferred tax liabilities	(419)	(618)
Net deferred tax (liability)/asset	$—	$—

Deferred tax balance movement for the year ended June 30, 2023:

a)Deferred tax assets

				Exchange
		(Charged)/		differences
	As of July 1,	credited to	Movement	(charged)/credited	As of June 30,
	2022	profit or loss	in equity	to comprehensive loss	2023

	(In thousands of US Dollars)
Derivative financial instruments	$8	$(8)	$—	$—	$—
Contract liabilities	26	(24)	—	(1)	1
Lease liabilities	23	(9)	—	(1)	13
Share of loss of equity-accounted investee	2	13	—	—	15
Unused tax losses carryforwards	466	(58)	—	(18)	390
Provisions and accruals	93	(90)	—	(3)	—
Deferred tax assets	$618	$(176)	$—	$(23)	$419

b)Deferred tax liabilities

				Exchange
		(Charged)/		differences
	As of July 1,	credited to	Movement	(charged)/credited	As of June 30,
	2022	profit or loss	in equity	to comprehensive loss	2023

	(In thousands of US Dollars)
Borrowings – convertible notes	$(585)	$551	$(378)	$22	$(390)
Property, plant and equipment	(5)	(3)	—	—	(8)
Right of use asset	(20)	10	—	—	(10)
Prepaid expenses	(8)	(4)	—	1	(11)
	$(618)	$554	$(378)	$23	$(419)

Deferred tax balance movement for the year ended June 30, 2022:

a)Deferred tax assets

				Exchange
		(Charged)/		differences
	As of July 1,	credited to	Movement in	(charged)/credited	As of June 30,
	2021	profit or loss	equity	to comprehensive loss	2022

	(In thousands of US Dollars)
Derivative financial instruments	$8	$1	$—	$(1)	$8
Deferred income	259	(223)	—	(10)	26
Lease liabilities	35	(9)	—	(2)	23
Share of loss of equity-accounted investee	—	3	—	(1)	2
Unused tax losses carryforwards	220	278	—	(32)	466
Provisions and accruals	59	41	—	(7)	93
Deferred tax assets	$581	$91	$—	$(53)	$618

b)Deferred tax liabilities

				Exchange
		(Charged)/		differences
	As of July 1,	credited to	Movement in	(charged)/credited	As of June 30,
	2021	profit or loss	equity	to comprehensive loss	2022

	(In thousands of US Dollars)
Borrowings – convertible notes	$(544)	$527	$(618)	$50	$(585)
Property, plant and equipment	(4)	(1)	—	—	(5)
Right of use asset	(32)	8	—	4	(20)
Prepaid expenses	(1)	(7)	—	—	(8)
	$(581)	$527	$(618)	$54	$(618)